UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

Hatteras Capital Investment Management, LLC

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Name and address of agent for service)

Registrant’s telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013 - June 30, 2014

Form  N-PX is to be used by a  registered  management  investment  company, other than a small business  investment  company  registered on Form N-5 (ss.ss. 239.24 and 274.5 of this  chapter),  to file  reports with the  Commission,  not later than August 31 of each year,  containing  the  registrant’s  proxy  voting record  for the most  recent  twelve-month  period  ended June 30,  pursuant  to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant  is required to disclose  the  information  specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the  collection  of  information  contained  in Form N-PX unless the Form  displays a  currently  valid  Office of  Management  and Budget (“OMB”)  control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to the Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW,  Washington,  DC  20549-0609.  The  OMB  has  reviewed  this  collection  of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE- HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 1: To receive the annual account and the reports of the Directors for the year ended 31st December 2013	Board of Directors	Yes	For	For Mgt
Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 2: to approve the Directors’ remuneration policy which is contained in the Directors’ remuneration report	Board of Directors	Yes	For	For Mgt
Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 3: To approve the Directors’ remuneration report (other than the part containing the Directors’ remuneration policy) for the year ended 31st December 2013	Board of Directors	Yes	For	For Mgt
Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 4: To re-elect Lord Jay of Ewelme as a Director	Board of Directors	Yes	For	For Mgt
Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 5: To re-appoint Grant Thornton UK LLP as auditors of the company	Board of Directors	Yes	For	For Mgt

Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 6: To authorize the Directors to agree the remuneration of the auditors	Board of Directors	Yes	For	For Mgt
Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 7: To authorize the Directors to allot shares pursuant to section 551 of the companies act 2006	Board of Directors	Yes	For	For Mgt
Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 8: To authorize the Directors to disapply pre-emption rights pursuant to section 570 and 573 of the companies act 2006	Board of Directors	Yes	For	For Mgt
Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 9: To authorize the company to make market purchases of its ordinary shares pursuant to section 701 of the companies act 2006	Board of Directors	Yes	For	For Mgt
Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 10: To approve general meetings (other than annual general meetings) to be held on not less than 14 clear days notice	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 1: Annual accounts approval	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 2: Application of results 2013	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 3: Directors management approval	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 4: Dividends distribution	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 5.1: Reelection of Director Joaquin Garcia Quiros Rodriguez	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 5.2: Reelection of Director Rafael Jimenez Lopez	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 5.3: Reelection of Director Alfred Merton Vinton	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 6: Reelection of auditors: Pricewaterhousecoopers	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 7: Own SHS acquisition authorization	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 8: Delegation of faculties to execute adopted agreements	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 9: Consultative vote regarding report on remuneration for Directors	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 27, 2014	Proposal 1: Approve allocation of income and ordinary dividends of EUR 0.40 per share and special dividends of EUR 0.80 per share	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 27, 2014	Proposal 2: Approve discharge of management board for fiscal 2012/2013	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 27, 2014	Proposal 3: Approve discharge of supervisory board for fiscal 2012/2013	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 27, 2014	Proposal 4: Ratify KPMG AG as auditors for fiscal 2013/2014	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.1: Approval of the corporate financial statements for the financial year ended on December 31st 2013	Board of Directors	Yes	For	For Mgt

Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.2: Allocation of income for the financial year and dividend distribution	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.3: Option for payment of the dividend in shares	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.4: approval of the consolidated financial statements for the financial year ended on December 31st 2013	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.5: Approval of the agreements pursuant to article L.225-86 of the commercial code	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.6: Renewal of term of Mr. Michel David-Weill as Supervisory Board Member	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.7: Renewal of term of Mrs. Anne Lalou as Supervisory Board Member	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.8: renewal of term of Mr. Michel Mathieu as Supervisory Board Member	Board of Directors	Yes	For	For Mgt

Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.9: Renewal of term of Mr. Olivier Mervelilleux Du Vignaux as Supervisory Board Member	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.10: Renewal of term of Mr. Jean-Pierre Richardson as Censor	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal 0.11: Approval of the commitments pursuant to article L.225-90-1 of the commercial code and the special report of the statutory auditors regarding Mr. Patrick Sayer following the renewal of his term as Chairman of the Executive Board

					Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal 0.12: Approval of the commitments pursuant to article L.225-90-1 of the commercial code and the special report of the statutory auditors regarding Mr. Bruno Keller following the renewal of his term as Executive Board Member

					Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal 0.13: Approval of the commitments pursuant to article L.225-90-1 of the commercial code and the special report of the statutory auditors regarding Mrs. Virginie Morgon following the renewal of his term as Executive Board Member

					Board of Directors	Yes	For	For Mgt

Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal 0.14: Approval of the commitments pursuant to article L.225-90-1 of the commercial code and the special report of the statutory auditors regarding Mr. Philippe Audouin following the renewal the renewal of his term as Executive Board Member

					Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal 0.15: Approval of the commitments pursuant to article L.225-90-1 of the commercial code and the special report of the statutory auditors regarding Mr. Fabrice De Gaudemar following the renewal of his term as Executive Board Member

					Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.16: Advisory review of the compensation owed or paid to Mr. Patrick Sayer, chairman of the Executive Board for the 2013 financial year	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal 0.17: Advisory review of the compensation owed or paid to Mr. Bruno Keller, Mrs. Virginie Morgon, Mr. Philippe Audouin and Mr. Fabrice De Gaudemar as Executive Board Member for the 2013 financial year

					Board of Directors	Yes	For	For Mgt

Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.18: Renewal of term of the company Pricewaterhousecoopers audit as principal statutory auditor	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.19: Appointment of Mr. Jean-Christophe Georghiou as Deputy Statutory Auditor	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal 0.20: Authorization to implement a share buyback program allowing the company to repurchase its own shares	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal E.21: Delegation of authority to the Executive Board to increase share capital by incorporation of reserves, profits, or share, merger or contribution premiums	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal E.22: Delegation of authority to the Executive Board to issue shares and/or securities giving immediate or future access to capital while maintaining preferential subscription rights	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal E.23: Delegation of authority to the executive board to issue shares and/or securities giving immediate or future access to capital with cancellation of preferential subscription rights via public offering,

					Board of Directors	Yes	For	For Mgt

or as part of a public exchange offer
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal E.24: Delegation of authority to the Executive board to issue shares and/or securities giving immediate or future access to capital with cancellation of preferential subscription rights via an offer pursuant to Article L.411-2, II of the monetary and financial code

					Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal E.25: Authorization to the Executive board to set the issue price up to 10% of share capital, in case of issuance of shares and/or securities giving immediate or future access to capital without preferential subscription rights

					Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal E.26: Authorization to the Executive Board to increase the number of shares, equity securities or securities to be issued, in case of capital increase with or without shareholders’ preferential subscription rights

					Board of Directors	Yes	For	For Mgt

Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal E.27: Delegation of powers to the Executive Board to issue shares and/or securities giving immediate or future access to capital with cancellation of preferential subscription rights, in consideration for in-kind contributions granted to the company

					Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal E.28: Overall limitations on the amount of issuances carried out pursuant to the 23rd to 28th resolutions	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal E.29: Delegation of powers to the Executive Board to carry out a share capital increase by issuing shares and/or securities giving immediate or future access to capital reserved for members of a company savings plan with cancellation of preferential subscription rights in favor of the latter

					Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014

Proposal E.30: Delegation of Authority to the Executive Board to issue company’s share subscription warrants to be allocated free of charge to shareholders, in case of public offering(s) involving shares of the company

					Board of Directors	Yes	For	For Mgt

Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal E.31: Authorization granted to the Executive Board to allocate free company’s preferred shares to be issued with cancellation of shareholders preferential subscription rights	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal E.32: Approving the creation of a type of preferred shares and consequential amendment to the bylaws	Board of Directors	Yes	For	For Mgt
Eurazeo Ord	RF FP	N/A	May 7, 2014	Proposal O.33: Powers to carry out all legal formalities	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 1: Annual report and accounts	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 2: Remuneration policy	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 3: Remuneration Report	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 4: Election of David Robins	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 5: Re-election of Andrew Sykes	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 6: Re-election of Lynn Fordham	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 7: Re-election of Stephen Duckett	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 8: Re-election of Caroline Goodall	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 9: Re-appointment of Ernst & Young LLP as Auditors	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 10: Authority for Directors to determine the Auditors remuneration	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 11: Authority to allot shares	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 12: Authority to purchase own shares in tender offer	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 13: Authority to purchase own shares	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 14: Holding general meetings on not less than 14 clear days’ notice	Board of Directors	Yes	For	For Mgt
SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 15: Disapplication of pre-emption rights	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	March 28, 2014	Proposal 1: To receive the report of the Directors, the strategic report and the financial statements for the year ended 31 December 2013	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 2: To approve the Directors’ remuneration report other than the part containing the Directors’ remuneration policy	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 3: To approve the Directors’ remuneration policy	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 4: To declare a dividend of 29.0P Per Share	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 5: To elect Mr. P Dunscombe as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 6: To re-elect Mr. R Mountford as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 7: To re-elect Mr. A Murison as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 8: To re-elect Mr. M Powell as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 9: To re-appoint Deloitte LLP as independent auditor to the company	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 10: To authorize the directors to determine the independent auditor’s remuneration	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 11: To renew the company’s authority to buy back its own shares	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 12: To renew the company’s authority to issue shares under section 551 of the Companies ACT 2006	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 13: To renew the company’s authority to issue shares under sections 570 and 573 of the companies act 2006 without first having to offer them to existing shareholders	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 14: To authorize the company to hold general meetings (other than annual general meetings) on 14 clear days’ notice	Board of Directors	Yes	For	For Mgt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused  this  report  to be  signed  on its  behalf by the undersigned,  thereunto duly authorized.

Registrant	Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President

Date	8/29/14